STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)										1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 15, 2023	Oct. 30, 2023	Aug. 31, 2023	May 04, 2023	Apr. 17, 2023	Mar. 24, 2023	Feb. 28, 2023	Feb. 03, 2023	Jun. 15, 2022	May 31, 2022	Apr. 30, 2021	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2024	Jun. 30, 2023	May 19, 2022
Class of Stock [Line Items]
Capital Units, Authorized																2,200,000,000
Capital stock par value																$ 0.0001
Common Stock, Shares Authorized																2,000,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001														$ 0.0001
Preferred Stock, Shares Authorized																200,000,000
Payments for Loans													$ 418,323
Debt Instrument, Face Amount																	$ 27,000,000.0
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.0001				$ 0.20
Adjustments to Additional Paid in Capital, Other									$ 2,000,000.0
Stock Issued During Period, Shares, New Issues											27,000,000.0
Stockholders' Equity Note, Stock Split	1,400-for-1	700-for-1 and not more than 1,800-for-1
Decentralized Sharing Systems Inc [Member]
Class of Stock [Line Items]
Dividend and Interest Receivable						$ 10,700,000
Treasury Stock, Common [Member]
Class of Stock [Line Items]
Shares, Issued																	26,091,136
Advancing Promissory Note [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued									818,181,819
Debt Instrument, Face Amount									$ 27,000,000.0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									818,181,819
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.033
Debt Instrument, Interest Rate, Effective Percentage									8.00%
Loan Processing Fee									$ 270,000
Convertible Promissory Note [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount									$ 30,000,000.0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									150,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.22
Adjustments to Additional Paid in Capital, Other									$ 2,000,000.0
DSS Letter Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								33,333,333
Debt Instrument, Increase, Accrued Interest								$ 700,000
Dssi First Letter Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							26,285,714
Debt Instrument, Increase, Accrued Interest							$ 552,000
Share Price							$ 0.021
Confidential Settlement Agreement [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction										26,091,136
One time payment										$ 1,043,645
Shares Issued, Price Per Share																		$ 0.25
Co Founders Agreement [Member]
Class of Stock [Line Items]
Repurchase of common stock												$ 652,278
Liability recovery amount												$ 324,230
Dssi Second Letter Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					28,877,005
Debt Instrument, Increase, Accrued Interest					$ 539,806
Share Price					$ 0.0187
Sale of Stock, Price Per Share					0.0180
Sharing Systems Inc [Member] | Debt Exchange Agreement [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share			$ 0.0001
Other Loans Payable			$ 27,000,000
Stock Issued During Period, Shares, Other			26,000
Payments for Loans			$ 27,000,000.0
Debt Instrument, Face Amount			$ 26,169,367
Dividends rate			25.00%
Decentralized Sharing Systems Inc [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount											$ 30,000,000.0
Stock Issued During Period, Shares, New Issues				280,528,500
Decentralized Sharing Systems Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share					$ 0.0187
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share													$ 0.0001			$ 0.0001
Preferred Stock, Shares Outstanding													0			26,000
Series D Preferred Stock [Member] | Debt Exchange Agreement [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share			$ 0.0001
Stock Issued During Period, Shares, Other			26,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized													100,000,000			100,000,000
Preferred Stock, Par or Stated Value Per Share													$ 0.0001			$ 0.0001
Preferred stock, voting rights percentage																86.00%
Preferred Stock, Redemption Price Per Share																$ 0.001
Debt Conversion, Converted Instrument, Shares Issued													0		21,750,000
Preferred Stock, Shares Outstanding													3,100,000			3,100,000
Cancellation of stock shares													2,900,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																10,000,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights percentage																86.00%
Preferred Stock, Redemption Price Per Share																$ 0.001
Preferred Stock, Shares Outstanding													3,220,000
Stock Issued During Period, Shares, Conversion of Convertible Securities														10,000
Series C Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																10,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized													1,990,000,000			1,990,000,000
Common Stock, Par or Stated Value Per Share													$ 0.0001			$ 0.0001
Common Stock, Shares, Outstanding													347,451,880			376,328,885
Common stock remained shares outstanding													347,451,880
Common Class A [Member] | Advancing Promissory Note [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued									8,181,818.19
Loan Processing Fee									$ 2,700
Common Class A [Member] | Decentralized Sharing Systems Inc [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities						14,854,159
Loan Processing Fee											$ 3,000,000.0
Stock Issued During Period, Shares, New Issues						693,194
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized																1,990,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized													10,000,000			10,000,000
Common Stock, Par or Stated Value Per Share													$ 0.0001			$ 0.0001
Common Stock, Shares, Outstanding													0			0
Common Class B [Member] | Maximum [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized																10,000,000
Common Class A and B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities													14,854,159
Stock Issued During Period, Shares, Other													33,333,333
Stock Issued During Period, Shares, New Issues						10,145,841							10,145,841
Dividend and Interest Receivable						$ 213,062